Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
OPERATING ACTIVITIES
Loss for the period	$ (6,553)	$ (2,546)
Add items not affecting cash:
Depreciation	61	118
Interest expense	2,524	2,708
Unrealized foreign exchange (loss)	(3)	(244)
Loss (Gain) on fair value of convertible debt derivatives and other instruments	558	(3,063)
Loss on partial settlement of Sprott Facility	300
Stock compensation expense	1,607	792
Share of joint venture expenditures	343
Directors fees paid in deferred share units	75
Net change in non-cash working capital	(2,938)	(571)
Net cash flows from (used in) operating activities	(4,026)	(2,806)
FINANCING ACTIVITIES
Share issuance - warrant exercise		48
Proceeds from issuance of equity	25,325	4,000
Equity issuance costs	(1,186)	(284)
Cash received from option exercises	668
Sprott Facility principal repayments	(8,670)
Sprott Facility interest paid	(982)	(1,117)
Convertible note interest paid	(693)
Lease payments made	(45)	(43)
Share unit cash settlement	(191)
Cash received from Waterberg partners	665	440
Net cash flows from (used in) financing activities	14,891	3,044
INVESTING ACTIVITIES
Performance bonds	(23)	19
Investment in Lion	(350)
Expenditures incurred on Waterberg Project	(1,403)	(3,797)
Net cash flows from (used in) investing activities	(1,776)	(3,778)
Net increase (decrease) in cash	9,089	(3,540)
Effect of foreign exchange on cash	(610)	446
Cash, beginning of period	1,308	5,550
Cash end of period	$ 9,787	$ 2,456